UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

4 Copley Place, 5th Floor, CPH-0326 Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2008, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 94.5%

	Pennsylvania — 88.8%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured),
	5.375% due 11/1/14	$107,290
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured),
	5.00% due 11/1/22	205,602
	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured) :
200,000	5.00% due 3/1/17	208,600
560,000	5.00% due 3/1/18	584,623
500,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A,
	5.00% due 9/1/17	518,715
250,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series B,
	5.00% due 6/15/18	255,353
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101,
	5.30% due 3/1/10	309,309
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured),
	5.00% due 12/1/17	105,710
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured),
	5.375% due 12/1/15	534,530
500,000	Ambridge, PA, Area School District, General Obligation Unlimited, (MBIA Insured) Prerefunded 11/1/14 @ 100,
	5.50% due 11/1/29	560,830
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00% due 10/1/17	531,055
255,000	Bucks County, PA, Community College Authority, College Building Revenue,
	4.75% due 6/15/18	270,376
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 5/15/16	528,350
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured),
	5.00% due 11/1/20	535,590
165,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125% due 7/1/10	173,078
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured),
	5.00% due 11/15/17	334,155
95,000	Dauphin County, PA, Unrefunded Balance, (AMBAC Insured),
	5.00% due 11/15/17	100,663
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (MBIA Insured), Prerefunded 5/1/14 @ 100 Revenue,
	5.00% due 5/1/25	434,676

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16(1)	$230,848
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/16(1)	312,599
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25% due 1/1/12(1)	775,432
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
80,000	6.00% due 1/15/10(1)	83,421
75,000	6.50% due 1/15/11(1)	79,679
775,000	Delaware Valley, PA, Regional Financial Authority Local Government Revenue,
	5.50% due 7/1/12	836,550
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	545,967
300,000	Downington, PA, Area School District, General Obligation Unlimited,
	5.50% due 2/1/10	314,721
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured) :
500,000	5.25% due 4/1/14	526,565
500,000	4.90% due 4/1/16	520,460
390,000	Geisinger Authority, PA, Health System, Refunding,
	5.00% due 8/15/08	390,406
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding),
	5.00% due 2/15/18	428,116
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100,
	5.00% due 12/1/33	260,120
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), Escrowed to Maturity,
	5.50% due 5/15/11	215,022
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 3/1/20	370,702
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100,
	4.90% due 9/1/09	100,258
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00% due 10/1/09	300,426
630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00% due 3/15/18	661,815
20,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	21,305

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	$647,292
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured),
	5.00% due 7/1/16	532,230
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	260,310
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding),
	5.00% due 11/15/17	266,665
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
	5.25% due 11/15/09	443,037
325,000	Northampton County, PA, Prerefunded 8/15/09 @ 100,
	5.00% due 8/15/13	336,021
175,000	Northampton County, PA, Unrefunded Balance,
	5.00% due 8/15/13	179,524
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60% due 11/15/10	325,526
235,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	253,786
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue,
	4.00% due 7/1/09	228,263
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (AMBAC Insured),
	5.00% due 8/15/20	519,025
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Medical Center Health Systems, Series A,
	6.25% due 1/15/18	536,420
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00% due 8/15/10	524,805
400,000	Pennsylvania State Higher Educational Facilties Authority Revenue, Drexel University,
	5.50% due 5/1/12	427,572
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S,
	5.50% due 6/1/15	546,914
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured),
	5.00% due 6/1/15	104,340

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured) :
$145,000	5.25% due 12/1/13	$147,796
60,000	5.25% due 12/1/14	61,157
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Prerefunded, Series A (AMBAC Insured), Prerefunded 12/1/08 @101 :
85,000	5.25% due 12/1/13	86,833
30,000	5.25% due 12/1/14	30,647
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	265,805
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured) :
20,000	5.25% due 12/1/13	20,360
10,000	5.25% due 12/1/14	10,180
250,000	Pennsylvania State University, Series B,
	5.25% due 8/15/21	273,092
340,000	Pennsylvania State, General Obligation Unlimited, (MBIA Insured),
	5.00% due 7/1/15	363,079
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	818,775
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25% due 10/1/10	130,259
500,000	Pennsylvania Turnpike Commission Revenue, Refunding, Series A (FSA Insured),
	5.25% due 7/15/21	539,820
400,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured),
	5.00% due 9/15/11	418,356
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), Prerefunded 3/15/11 @100 :
500,000	5.25% due 9/15/13	532,615
150,000	5.25% due 9/15/16	159,785
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured),
	5.25% due 5/15/09	513,080
	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured) :
540,000	5.25% due 11/15/16	574,722
250,000	5.25% due 11/15/18	266,343
160,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	172,392
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured),
	4.50% due 9/1/10	100,219
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100,
	5.25% due 2/1/12	265,535

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — (Continued)
$250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding),
	5.375% due 4/1/14	$268,167
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	263,415
		25,687,079
	Puerto Rico — 5.7%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100,
	5.00% due 7/1/34	109,123
500,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, (FSA Insured), Series VV,
	5.25% due 7/1/27	513,920
1,000,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, Series UU, (FSA Insured),
	5.00% due 7/1/23	1,019,420
		1,642,463
	TOTAL MUNICIPAL BONDS (Cost $27,259,820)	27,329,542

TOTAL INVESTMENTS (Cost $27,259,820)(2)	94.5%	$27,329,542

OTHER ASSETS IN EXCESS OF LIABILITIES	5.5	1,580,501

NET ASSETS	100.0%	$28,910,043

*	Percentages indicated are based on net assets.
(1)	This is a joint regional authority.
(2)	Aggregate cost for federal tax purposes was $27,259,820.

Abbreviations:

AMBAC	— American Municipal Bond Assurance Corporation
FGIC	— Financial Guaranty Insurance Corporation
FSA	— Financial Security Assurance
MBIA	— Municipal Bond Investors Assurance

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.3%

	Delaware — 6.2%
	Delaware River & Bay Authority, Development Revenue, (MBIA Insured) :
$500,000	5.00% due 1/1/17 (1)	$526,875
500,000	5.00% due 1/1/19 (1)	522,565
		1,049,440
	New Jersey — 79.9%
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	321,858
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	520,245
370,000	Brigantine, NJ, (MBIA Insured),
	5.00% due 8/15/12	370,684
450,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, (AMBAC Insured),
	5.25% due 1/1/18	479,250
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100,
	5.125% due 7/15/10	154,968
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00% due 2/15/18	473,070
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured),
	5.00% due 2/1/14	260,655
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00% due 8/15/12	207,080
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00% due 4/1/16	268,875
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00% due 3/1/13	249,241
100,000	Mercer County, NJ, Improvement Authority Revenue Refunding, Solid Waste, (County Guaranteed), Series 97,
	5.20% due 9/15/08	100,430
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	272,832
120,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.45% due 9/15/11	120,304
	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured) :
195,000	5.00% due 12/1/12	206,720
250,000	5.20% due 12/1/14	266,153

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Muni Government Guaranteed),
	5.25% due 12/1/16	$107,645
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured) :
55,000	5.00% due 12/1/12	57,044
125,000	5.20% due 12/1/14	130,375
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded 12/1/08 @ 100, (MBIA Insured),
	5.00% due 12/1/13	80,863
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00% due 12/1/13	20,142
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured),
	5.00% due 9/1/21	421,564
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A,
	5.00% due 10/15/16	388,109
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	468,009
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured),
	5.25% due 3/1/12	322,308
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	258,238
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125% due 9/1/14	511,780
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Prerefunded, 3/1/16 @100,
	5.00% due 3/1/17	71,397
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Unrefunded,
	5.00% due 3/1/17	198,268
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity,
	5.00% due 3/1/10	140,864
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded,
	5.00% due 3/1/10	119,800
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100,
	5.00% due 6/15/16	215,530

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured),
	5.00% due 7/1/19	$267,018
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00% due 9/1/14	544,475
500,000	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J,
	5.25% due 7/1/17	538,500
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A,
	5.00% due 9/1/16	540,390
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	264,735
200,000	New Jersey State Health Care Facilities Financing Authority Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00% due 7/1/09	201,476
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B :
295,000	5.55% due 11/1/09	305,116
165,000	5.75% due 11/1/11	170,811
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00% due 6/15/17	261,690
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (FGIC Insured), Series A,
	5.25% due 6/15/14	608,448
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75% due 1/1/18	72,333
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100,
	5.75% due 1/1/18	189,171
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00% due 6/15/11	266,103
500,000	New Jersey State, General Obligation Unlimited,
	5.00% due 6/1/20	528,710
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25% due 9/1/13	10,023
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25% due 6/1/15	211,138
500,000	Union County, NJ,
	5.00% due 3/1/17	526,310
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured),
	5.35% due 3/15/10	157,020
		13,447,768

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 5.0%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25% due 7/1/16(1)	$467,064
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),
	5.00% due 7/1/13(1)	122,699
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
55,000	5.625% due 1/15/09 (1)	55,861
115,000	6.00% due 1/15/10 (1)	119,918
70,000	6.50% due 1/15/11 (1)	74,367
		839,909
	Puerto Rico — 6.2%
500,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, (FSA Insured), Series VV,
	5.25% due 7/1/27	513,920
500,000	Puerto Rico Municipal Finance Agency, (FSA Insured), Series A,
	5.25% due 8/1/18	525,910
		1,039,830

	TOTAL MUNICIPAL BONDS (Cost $16,325,358)	16,376,947

TOTAL INVESTMENTS (Cost $16,325,358)(2)	97.3%	$16,376,947

OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	458,484

NET ASSETS	100.0%	$16,835,431

*	Percentages indicated are based on net assets.
(1)	This is a joint regional authority.
(2)	Aggregate cost for federal tax purposes was $16,325,358.

Abbreviations:

AMBAC	— American Municipal Bond Assurance Corporation
FGIC	— Financial Guaranty Insurance Corporation
FSA	— Financial Security Assurance
MBIA	— Municipal Bond Investors Assurance

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.  Organization and Significant Accounting Policies

     The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2008, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

     Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost.  Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2.  Unrealized Appreciation/(Depreciation)

     As of July 31, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$246,662	$176,940	$69,722
New Jersey Muni Portfolio	174,258	122,669	51,589

3. Concentration of Credit

     The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4. Recently Issued Accounting Pronouncements

     In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

     In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/08